Other Income (Expense) - Disclosure Of Detailed Information About In Other Income Expense Non Operating Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income Expense [Abstract]
Change in fair value of warrants	$ (38,185)	$ 19,002
Foreign exchange gain (loss)	288	(7,834)
Loss on settlement of debt and production payment liability	(14,123)	(1,299)
Other income (expense)	178	(9,631)
Loss from equity investment	(881)
Total other income (expense)	$ (52,723)	$ 238